Goodwill and intangible assets	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Goodwill and intangible assets

20	Goodwill and intangible assets

	2022	2021
	£m	£m
Goodwill	—	—
Present value of in-force long-term insurance business	1,076	811
Other intangible assets[1]	91	83
At 31 Dec	1,167	894
1    Included within the group's other intangible assets is internally generated software with a net carrying value of £87m (2021: £77m). During 2022, capitalisation of internally generated software was £47m (2021: £46m), impairment was £21m (2021: £45m) and amortisation was £34m (2021: £15m).
Present value of in-force long-term insurance business
When calculating the present value of in-force long-term (‘PVIF’) insurance business, expected cash flows are projected after adjusting for a variety of assumptions made by each insurance operation to reflect local market conditions and management’s judgement of future trends and uncertainty in the underlying assumptions is reflected by applying margins (as opposed to a cost of capital methodology) including valuing the cost of policyholder options and guarantees using stochastic techniques.
Financial reporting Committees of each key insurance entity meet on a quarterly basis to review and approve PVIF assumptions. All changes to non-economic assumptions, economic assumptions that are not observable and model methodology must be approved by the Financial Reporting Committee.

Movements in PVIF
	2022	2021
	£m	£m
PVIF at 1 Jan	811	647
Change in PVIF of long-term insurance business	226	200
– value of new business written during the year	79	67
– expected return[1]	(53)	(70)
– assumption changes and experience variances[2,3] (see below)	200	202
– other adjustments	—	1
Exchange differences	39	(36)
PVIF at 31 Dec	1,076	811
1‘Expected return’ represents the unwinding of the discount rate and reversal of expected cash flows for the period.
2Represents the effect of changes in assumptions on expected future profits and the difference between assumptions used in the previous PVIF calculation and actual experience observed during the year to the extent that this affects future profits. The gain of £200m in the year (2021: gain of £202m) was primarily driven by a reduction in the cost of financial guarantees in France as a result of rising interest rates during 2022.
32022 includes £52m impact recognised on the classification of France retail as discontinued operations.
Key assumptions used in the computation of PVIF for main life insurance operations
Economic assumptions are set in a way that is consistent with observable market values. The valuation of PVIF is sensitive to observed market movements and the impact of such changes is included in the sensitivities presented below.

	2022		2021
	UK	France[1]	UK	France[1]
	%	%	%	%
Weighted average risk-free rate	3.71	2.80	0.95	0.69
Weighted average risk discount rate	3.71	4.44	0.95	1.55
Expense inflation	3.70	4.26	3.80	1.80
1    For 2022, the calculation of France’s PVIF assumes a risk discount rate of 4.44% (2021: 1.55%) plus a risk margin of £83m (2021: £156m).
Sensitivity to changes in economic assumptions
The group sets the risk discount rate applied to the PVIF calculation by starting from a risk-free rate curve and adding explicit allowances for risks not reflected in the best estimate cash flow modelling. Where the insurance operations provide options and guarantees to policyholders, the cost of these options and guarantees is accounted for as a deduction from the present value of in-force 'PVIF' asset, unless the cost of such guarantees is already allowed for as an explicit addition to liabilities under insurance contracts. See page 102 for further details of these guarantees and the impact of changes in economic assumptions on our insurance manufacturing subsidiaries.
Sensitivity to changes in non-economic assumptions
Policyholder liabilities and PVIF are determined by reference to non-economic assumptions including mortality and/or morbidity, lapse rates and expense rates. See page 103 for further details on the impact of changes in non-economic assumptions on our insurance manufacturing operations.